INCOME TAXES - Income tax provision (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Federal
Deferred	$ (257)	$ (21,711)
State and local
Change in valuation allowance	257	21,711
U.S. Federal net operating loss carryovers	$ 1,225	$ 104,610